Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.5%
Long-Term Municipal Bonds – 70.5%
Alabama – 0.3%
County of Jefferson AL Sewer Revenue Series 2013-D 5.00%, 10/01/2022	$	1,000	$1,007,903

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		180	201,339

Arkansas – 0.3%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019-A 1.75%, 11/01/2032		1,020	1,014,526

Colorado – 0.6%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		1,000	996,754
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)		600	602,973
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	108,721

			1,708,448

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	102,376
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2032		100	61,769

			164,145

Guam – 1.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028		100	90,219
3.339%, 10/01/2030		150	133,235
Guam Power Authority Series 2022-A 5.00%, 10/01/2028(b)		1,000	1,069,914
Territory of Guam Series 2019 5.00%, 11/15/2031		90	92,596
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032		425	451,381

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	$	1,205	$1,263,957

			3,101,302

Illinois – 2.9%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023		1,465	1,496,059
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2033		300	311,017
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2025		1,000	1,050,905
State of Illinois Series 2014 5.00%, 05/01/2023		3,990	4,071,249
Series 2017-D 5.00%, 11/01/2024		2,000	2,092,695

			9,021,925

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2030		200	215,370

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)		100	104,437
6.10%, 06/01/2038(a)		100	110,470

			214,907

Michigan – 2.4%
City of Detroit MI Series 2018 5.00%, 04/01/2024-04/01/2025		2,115	2,199,923
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026		5,055	5,300,257

			7,500,180

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050		3,290	3,388,502

	Principal Amount (000)		U.S. $ Value

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$	300	$268,731

New Jersey – 3.3%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		125	126,439
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024		3,410	3,579,952
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029		3,490	3,775,764
New Jersey Turnpike Authority AGM Series 2005-D3 5.25%, 01/01/2026		2,555	2,791,809

			10,273,964

New York – 53.5%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2022-12/15/2026		740	776,158
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	298,172
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029		1,000	1,024,498
City of New York NY Series 2014-A 5.00%, 08/01/2028		1,285	1,355,177
Series 2014-J 5.00%, 08/01/2027		1,085	1,144,481
Series 2018-E 5.00%, 03/01/2031		1,055	1,162,112
Series 2020-B 5.00%, 11/01/2027		2,120	2,392,159
Series 2020-C 5.00%, 08/01/2033-08/01/2034		6,315	7,059,628
Series 2021 1.396%, 08/01/2027		2,970	2,641,038
County of Albany NY Series 2020-C 5.00%, 11/01/2024		1,595	1,704,155
County of Nassau NY Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)		4,775	5,028,014
Series 2017-C 5.00%, 10/01/2025		1,875	2,029,852
County of Westchester NY Series 2016-A 5.00%, 01/01/2023		2,435	2,477,800

	Principal Amount (000)		U.S. $ Value

Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)	$	975	$997,629
Long Island Power Authority Series 2021-A 4.00%, 09/01/2032		1,000	1,038,937
5.00%, 09/01/2036		2,000	2,253,403
Metropolitan Transportation Authority Series 2016-B 4.00%, 11/15/2036		1,000	944,654
Series 2017-C 5.00%, 11/15/2026-11/15/2028		12,180	13,084,889
AGM Series 2021 1.562% (SOFR + 0.55%), 11/01/2032(c)		1,000	982,557
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2023-11/15/2026		8,840	8,943,967
Series 2016-A 5.00%, 11/15/2025		1,375	1,492,110
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,025,054
New York City Municipal Water Finance Authority Series 2015-G 5.00%, 06/15/2027		2,885	3,123,680
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2032		1,955	2,140,805
Series 2018-S 5.00%, 07/15/2031		1,460	1,638,082
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 11/01/2026		4,000	4,210,425
Series 2015-C 5.00%, 11/01/2028		2,145	2,288,561
Series 2017 5.00%, 11/01/2026		1,925	2,129,725
Series 2022 4.00%, 02/01/2042		2,920	2,877,750
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,900	2,697,316
2.625%, 09/15/2069		320	288,244
2.80%, 09/15/2069		4,250	3,839,435
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042		3,000	2,380,602

	Principal Amount (000)		U.S. $ Value

New York State Dormitory Authority Series 2012 5.00%, 12/15/2022 (Pre-refunded/ETM)	$	260	$264,101
Series 2012-A 5.00%, 07/01/2026 (Pre-refunded/ETM)		1,965	1,965,000
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)		700	737,730
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039-05/01/2040		2,000	1,932,172
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2029-07/01/2032		3,240	3,650,197
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2032		1,105	1,116,683
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012 5.00%, 12/15/2022		1,605	1,630,879
Series 2014-A 5.00%, 02/15/2028		2,035	2,127,710
Series 2014-C 5.00%, 03/15/2029		3,000	3,141,786
Series 2021 1.187%, 03/15/2026		1,000	914,284
Series 2021-E 5.00%, 03/15/2028		2,000	2,249,329
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		540	555,986
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2021 5.00%, 06/15/2023		2,680	2,767,745
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2039		1,575	1,567,531
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2019-M 2.90%, 01/01/2035		2,000	1,749,996
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040		2,750	2,722,672
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2024		2,635	2,770,817

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	$	455	$452,036
Series 2021 3.00%, 08/01/2031		1,000	912,816
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2032		4,560	4,661,410
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042		2,000	1,822,859
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)		600	590,644
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2023		2,515	2,611,468
Series 2014 5.00%, 09/01/2023-09/01/2028		5,615	5,823,049
Series 2015 5.00%, 10/15/2023		1,000	1,035,414
Series 2019 5.00%, 11/01/2031		1,455	1,617,322
Series 2020-2 4.00%, 07/15/2039		1,500	1,424,821
Series 2021-2 4.00%, 07/15/2038		1,365	1,303,717
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)		3,750	3,999,329
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		500	460,028
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025		3,000	3,264,030
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050		2,265	2,474,333
Series 2021-A 2.511%, 05/15/2035		1,500	1,232,639
Series 2022 5.00%, 05/15/2034-05/15/2036(b)		2,500	2,829,956
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031-09/01/2033		1,115	1,213,152
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026		5,575	6,169,828

	Principal Amount (000)		U.S. $ Value

Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2024	$	1,500	$1,523,107

			164,757,645

Ohio – 0.2%
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)		715	725,761

Pennsylvania – 0.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024		1,000	1,040,406

Puerto Rico – 1.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033		512	322,508
4.00%, 07/01/2033-07/01/2046		114	103,883
5.25%, 07/01/2023		69	70,369
5.375%, 07/01/2025		203	211,011
5.625%, 07/01/2027-07/01/2029		311	332,235
5.75%, 07/01/2031		103	112,547
Series 2022-C 0.00%, 11/01/2043		20	10,028
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		230	233,890
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041		205	206,522
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036		380	387,354
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026		830	856,725
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		235	218,493

			3,065,565

South Carolina – 1.2%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048		3,000	3,054,904

	Principal Amount (000)		U.S. $ Value

South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2039	$	500	$482,427

			3,537,331

Tennessee – 1.3%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049		3,880	3,939,904

Texas – 0.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		100	100,163

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.00%, 01/01/2032(a)		700	747,208
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		148	135,058

			882,266

Wisconsin – 0.2%
UMA Education, Inc. Series 2019 5.00%, 10/01/2025-10/01/2029(a)		705	731,228

Total Municipal Obligations (cost $223,813,906)			216,861,511

	Notional Amount (000)

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 1,230; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(d)	EUR	3,321,000	156,878
FTSE 100 Index Expiration: Apr 2023; Contracts: 230; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(d)	GBP	1,380,000	60,535
Nikkei 225 Index Expiration: Jun 2023; Contracts: 15,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(d)	JPY	322,500,000	87,862
S&P 500 Index Expiration: Jan 2023; Contracts: 9,100; Exercise Price: USD 3,700.00; Counterparty: UBS AG(d)	USD	33,670,000	2,118,482

Total Options Purchased - Puts (premiums paid $1,466,112)			2,423,757

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 26.4%
Funds and Investment Trusts – 26.4%(e)
AB All Market Real Return Portfolio - Class Z(f)	486,791	$4,493,081
iShares Core MSCI EAFE ETF	368,888	21,709,059
iShares Core MSCI Emerging Markets ETF	209,923	10,298,822
SPDR S&P 500 ETF Trust	111,213	41,955,104
Vanguard Mid-Cap ETF	15,037	2,961,838

Total Investment Companies (cost $66,523,890)		81,417,904

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.1%
United States – 1.1%
U.S. Treasury Notes 2.625%, 02/15/2029(g) (h) (cost $3,721,012)	$ 3,543	3,455,532

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	79	82,646
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	133	135,633
Series 2018-C03, Class 1M2 3.774% (LIBOR 1 Month + 2.15%), 10/25/2030(c)	54	53,936

Total Collateralized Mortgage Obligations (cost $263,614)		272,215

	Shares

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(e) (f) (i) (cost $3,005,654)	3,005,654	3,005,654

Total Investments – 99.9% (cost $298,794,188)(j)		307,436,573
Other assets less liabilities – 0.1%		371,921

Net Assets – 100.0%		$307,808,494

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	16	September 2022	$1,366,400	$(145,367)
Euro STOXX 50 Index Futures	22	September 2022	793,319	(7,438)
FTSE 100 Index Futures	3	September 2022	260,052	(625)
Hang Seng Index Futures	18	July 2022	2,493,959	(37,936)
MSCI Emerging Market Futures	40	September 2022	2,005,400	23,661
Nikkei 225 (OSE) Futures	3	September 2022	583,284	(22,610)
S&P 500 E-Mini Futures	72	September 2022	13,642,200	(285,905)
SPI 200 Futures	10	September 2022	1,114,927	(12,865)
U.S. T-Note 2 Yr (CBT) Futures	26	September 2022	5,460,407	(15,467)
U.S. T-Note 10 Yr (CBT) Futures	65	September 2022	7,704,531	(95,993)
U.S. Ultra Bond (CBT) Futures	17	September 2022	2,623,844	(80,493)
Sold Contracts
Euro STOXX 50 Index Futures	34	September 2022	1,226,039	13,447
FTSE 100 Index Futures	59	September 2022	5,114,353	(10,096)
MSCI Singapore IX ETS Futures	49	July 2022	989,488	40,679
OMXS 30 Index Futures	117	June 2022	2,163,798	135,324
OMXS 30 Index Futures	129	July 2022	2,358,753	21,437
S&P 400 E-Mini Futures	7	September 2022	1,587,600	91,881
S&P 500 E-Mini Futures	88	September 2022	16,673,800	203,957
S&P/TSX 60 Index Futures	12	September 2022	2,130,205	11,942
TOPIX Index Futures	31	September 2022	4,273,695	170,057

				$(2,410)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,923	JPY	245,545	07/15/2022	$(112,500)
Bank of America, NA	CAD	1,594	USD	1,242	07/21/2022	3,674
Bank of America, NA	GBP	7,054	USD	8,851	08/25/2022	255,456
Bank of America, NA	USD	2,803	NOK	28,023	09/22/2022	46,724
Citibank, NA	USD	4,055	EUR	3,829	07/28/2022	(36,400)
Deutsche Bank AG	EUR	7,095	USD	7,498	07/28/2022	52,281
HSBC Bank USA	CHF	5,323	USD	5,724	07/13/2022	145,312
HSBC Bank USA	CHF	4,449	USD	4,480	07/13/2022	(182,250)
HSBC Bank USA	USD	6,143	JPY	788,123	07/15/2022	(331,110)
HSBC Bank USA	AUD	4,500	USD	3,153	07/21/2022	47,001
HSBC Bank USA	CAD	1,782	USD	1,374	07/21/2022	(10,173)
HSBC Bank USA	USD	2,256	AUD	3,272	07/21/2022	3,484
HSBC Bank USA	USD	3,417	CAD	4,409	07/21/2022	8,346
HSBC Bank USA	EUR	3,550	USD	3,713	07/28/2022	(12,543)
HSBC Bank USA	USD	1,322	EUR	1,247	07/28/2022	(12,550)
HSBC Bank USA	USD	1,176	NZD	1,872	08/26/2022	(7,440)
HSBC Bank USA	SEK	5,773	USD	565	09/22/2022	(1,017)
JPMorgan Chase Bank, NA	USD	701	CHF	672	07/13/2022	3,243
JPMorgan Chase Bank, NA	USD	1,902	AUD	2,648	07/21/2022	(74,204)
JPMorgan Chase Bank, NA	USD	722	CAD	914	07/21/2022	(12,153)
JPMorgan Chase Bank, NA	EUR	867	USD	932	07/28/2022	21,981
Morgan Stanley & Co. LLC	USD	4,779	CHF	4,579	07/13/2022	19,836
Morgan Stanley & Co. LLC	JPY	848,542	USD	6,503	07/15/2022	245,775
Morgan Stanley & Co. LLC	AUD	1,964	USD	1,408	07/21/2022	51,882
Morgan Stanley & Co. LLC	CAD	2,918	USD	2,288	07/21/2022	20,511
Morgan Stanley & Co. LLC	USD	1,087	AUD	1,576	07/21/2022	469
Morgan Stanley & Co. LLC	USD	1,236	AUD	1,740	07/21/2022	(34,931)
Morgan Stanley & Co. LLC	USD	1,976	GBP	1,612	08/25/2022	(12,368)
Morgan Stanley & Co. LLC	USD	773	NOK	7,682	09/22/2022	8,295

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	45,225	USD	350	07/15/2022	$16,313
State Street Bank & Trust Co.	USD	98	JPY	12,411	07/15/2022	(6,361)
State Street Bank & Trust Co.	USD	154	AUD	224	07/21/2022	988
State Street Bank & Trust Co.	USD	324	GBP	264	08/25/2022	(1,558)
State Street Bank & Trust Co.	NZD	253	USD	163	08/26/2022	5,403
State Street Bank & Trust Co.	USD	159	NZD	253	08/26/2022	(1,116)
State Street Bank & Trust Co.	USD	338	SEK	3,426	09/22/2022	(1,870)
UBS AG	USD	7,092	CAD	8,869	07/21/2022	(202,033)
UBS AG	USD	3,393	SEK	34,552	09/22/2022	(4,226)

						$(99,829)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	5,158	$(143,224)	$(144,580)	$1,356

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,060	01/15/2025	2.565%	CPI#	Maturity	$96,753	$—	$96,753
USD	530	01/15/2025	2.585%	CPI#	Maturity	47,951	—	47,951
USD	530	01/15/2025	2.613%	CPI#	Maturity	47,366	—	47,366
USD	2,740	01/15/2026	CPI#	3.720%	Maturity	(84,158)	—	(84,158)
USD	1,610	01/15/2027	CPI#	3.466%	Maturity	(51,804)	(1,991)	(49,813)
USD	1,600	01/15/2027	CPI#	3.320%	Maturity	(66,090)	—	(66,090)
USD	4,950	01/15/2028	1.230%	CPI#	Maturity	867,133	—	867,133
USD	3,410	01/15/2028	0.735%	CPI#	Maturity	721,492	—	721,492
USD	6,440	01/15/2029	CPI#	3.290%	Maturity	(134,852)	—	(134,852)
USD	1,290	01/15/2029	CPI#	3.735%	Maturity	21,853	—	21,853
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	182,448	—	182,448
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	180,868	—	180,868
USD	180	01/15/2030	1.714%	CPI#	Maturity	26,786	—	26,786
USD	180	01/15/2030	1.731%	CPI#	Maturity	26,496	—	26,496
USD	1,000	01/15/2031	2.782%	CPI#	Maturity	56,183	—	56,183
USD	880	01/15/2031	2.680%	CPI#	Maturity	58,479	—	58,479
USD	770	01/15/2031	2.989%	CPI#	Maturity	27,033	—	27,033
USD	860	04/15/2032	CPI#	2.909%	Maturity	(31,417)	—	(31,417)
USD	750	04/15/2032	CPI#	2.748%	Maturity	(40,787)	—	(40,787)
USD	450	04/15/2032	CPI#	2.722%	Maturity	(25,782)	—	(25,782)

						$1,925,951	$(1,991)	$1,927,942

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	27	$(5,982)	$(2,459)	$(3,523)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	89	(19,740)	(10,467)	(9,273)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,396)	(718)	(678)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,390)	(1,406)	(1,984)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	181	(40,080)	(20,474)	(19,606)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	179	(40,878)	(16,977)	(23,901)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	270	(61,815)	(25,012)	(36,803)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	33	(7,577)	(4,001)	(3,576)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	234	(53,440)	(20,988)	(32,452)

						$(234,298)	$(102,502)	$(131,796)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$224,778	$—	$224,778
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	41,208	—	41,208
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	328,195	—	328,195
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	841,810	—	841,810
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	406,973	—	406,973
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	522,102	—	522,102

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	$243,653	$—	$243,653
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	813,008	—	813,008
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	377,272	—	377,272
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	586,989	—	586,989
Morgan Stanley Capital Services LLC	USD	8,500	07/20/2022	1.939%	CPI#	Maturity	755,083	—	755,083
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	221,651	—	221,651

							$5,362,722	$—	$5,362,722

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,850	04/15/2032	2.777%	1 Day SOFR	Annual	$(8,687)	$—	$(8,687)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	$250,907	$—	$250,907

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	306	09/16/2022	$(18,244)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $6,218,698 or 2.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(d)	Non-income producing security.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,736,127 and gross unrealized depreciation of investments was $(14,811,781), resulting in net unrealized appreciation of $15,924,346.

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

SRF – State Revolving Fund

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$216,861,511	$—	$216,861,511
Options Purchased - Puts	—	2,423,757	—	2,423,757
Investment Companies	81,417,904	—	—	81,417,904
Governments - Treasuries	—	3,455,532	—	3,455,532
Collateralized Mortgage Obligations	—	272,215	—	272,215
Short-Term Investments:	3,005,654	—	—	3,005,654

Total Investments in Securities	84,423,558	223,013,015	—	307,436,573
Other Financial Instruments(a):
Assets:
Futures	712,385	—	—	712,385
Forward Currency Exchange Contracts	—	956,974	—	956,974
Centrally Cleared Inflation (CPI) Swaps	—	2,360,841	—	2,360,841
Inflation (CPI) Swaps	—	5,362,722	—	5,362,722
Interest Rate Swaps	—	250,907	—	250,907
Liabilities:
Futures	(714,795)	—	—	(714,795)
Forward Currency Exchange Contracts	—	(1,056,803)	—	(1,056,803)
Centrally Cleared Credit Default Swaps	—	(143,224)	—	(143,224)
Centrally Cleared Inflation (CPI) Swaps	—	(434,890)	—	(434,890)
Centrally Cleared Interest Rate Swaps	—	(8,687)	—	(8,687)
Credit Default Swaps	—	(234,298)	—	(234,298)
Total Return Swaps	—	(18,244)	—	(18,244)

Total	$84,421,148	$230,048,313	$—	$314,469,461

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,639	$63,009	$61,642	$3,006	$4
AB All Market Real Return Portfolio	0	4,493	0	4,493	0
Total	$1,639	$67,502	$61,642	$7,499	$4